Loan Payables (Details) - Schedule of future minimum principal amount of loan payments	Apr. 30, 2023 USD ($)
Schedule Of Future Minimum Principal Amount Of Loan Payments Abstract
2024	$ 63,030
2025	65,097
2026	67,243
2027	69,471
2028	71,784
Thereafter	2,287,704
Total	$ 2,624,329